Property and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Beginning balance	$ 3,206	[1]	$ 6,244
Additions	3,816		366
Disposal	(1,105)		(264)
Ending balance	3,016		3,206	[1]
ACCUMULATED DEPRECIATION
Beginning balance	3,140		2,322
Additions	2,901		982
Disposal			(164)
Ending balance	6,041		3,140
Property and equipment	3,016		3,206
Computer equipment [Member]
Statement Line Items [Line Items]
Beginning balance	2,337		2,067
Additions	3,814		271
Disposal	(1,105)		(1)
Ending balance	5,046		2,337
ACCUMULATED DEPRECIATION
Beginning balance	1,387		1,031
Additions	2,285		357
Disposal			(1)
Ending balance	3,672		1,387
Property and equipment	1,374		950
Furniture and fixtures [member]
Statement Line Items [Line Items]
Beginning balance	1,500		1,585
Additions	2		30
Disposal			(115)
Ending balance	1,502		1,500
ACCUMULATED DEPRECIATION
Beginning balance	748		612
Additions	151		168
Disposal			(32)
Ending balance	899		748
Property and equipment	603		752
Leasehold improvements [Member]
Statement Line Items [Line Items]
Beginning balance	2,509		2,592
Additions			65
Disposal			(148)
Ending balance	2,509		2,509
ACCUMULATED DEPRECIATION
Beginning balance	1,005		679
Additions	465		457
Disposal			(131)
Ending balance	1,470		1,005
Property and equipment	$ 1,039		$ 1,504

[1]	(1)The consolidated statement of financial position as at December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.